INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total cost	¥ 115,195	¥ 103,378
Less: Accumulated amortization	(38,641)	(24,648)
Total	76,554	78,730
Amortization expenses	13,993	7,704	¥ 7,914
Software
Finite-Lived Intangible Assets [Line Items]
Total cost	53,750	38,143
Technology
Finite-Lived Intangible Assets [Line Items]
Total cost	¥ 61,445	¥ 65,235